FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
NOTE 8:-	FAIR VALUE MEASUREMENT

ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value.

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company accounted for the warrants issued to investors which included, among others, down round protective provisions as a non-current liability according to provisions of ASC 815. The Company will measure the warrants at fair value in each reporting period until they are exercised or expired, with changes in the fair value being recognized in the Company`s statement of comprehensive loss as financial income or expense, as appropriate. Under ASC 820, the warrants are classified as Level 3 (See also Note 2n).

Under ASC 820, the marketable securities are classified as Level 1 (See also Note 2f).

The Company used the following assumptions to estimate the fair value of the warrants:

December 31,
2017

Risk-free interest rate (1)	2.64%-2.69%
Expected volatility (2)	75%
Expected life (in years) (3)	4.04-4.25
Dividend yield (4)	0%

Fair value per warrant	$2.5-2.57

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.

The changes in Level 3 liabilities associated with the warrants that were issued to investors are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of December 31, 2017:

	Number of warrants	Fair value of liability related to warrants

Balance at January 1, 2017	-	$-

Fair value of warrants issued to investors and placement agent	1,933,654	3,760
Fair value of the adjustment liability warrants issued (see also Note 11c2)	1,701,616	2,434
Revaluation of warrants to purchase Common Stock		2,978

Balance at December 31, 2017	3,635,270	$9,172

As of December 31, 2017, none of the warrants granted have been exercised.

In addition, the Company’s financial instruments also include cash and cash equivalents, other accounts receivable, trade payables and other accounts payables. As of December 31, 2017, the fair value of these financial instruments was not materially different from their carrying values due to the short-term maturities of such instruments.